Supplement dated March 7, 2017
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following fund:
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund	5/1/2016 and 6/21/2016, respectively
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the “Summary of VP - BlackRock Global Inflation-Protected Securities Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Martin Hegarty	Managing Director, Portfolio Manager, Co-Head of Inflation-Linked Portfolios of BlackRock	Manager	2012
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers" and the information beneath it in the “More Information About VP - BlackRock Global Inflation-Protected Securities Fund" section of the Prospectus are hereby superseded and replaced with the following:
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager, and ownership by the portfolio manager of Fund shares.
Subadviser: BlackRock Financial Management, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Martin Hegarty	Managing Director, Portfolio Manager, Co-Head of Inflation-Linked Portfolios of BlackRock	Manager	2012
Mr. Hegarty joined BlackRock in 2010. Mr. Hegarty has served as Managing Director of BlackRock, Inc. since 2010 and Co-head of BlackRock’s Global Inflation-Linked Portfolios since 2010. Mr. Hegarty began his investment career in 1997 and earned a B.S. with honors from Rhodes University, South Africa.
The rest of the section remains the same.
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby revised to remove reference to Gargi Chaudhuri.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-284 A (3/17)